Allowance for Doubtful Accounts, Sales Returns and Discounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 15,186	$ 16,727	$ 25,515
Charges (credits) to earnings	0	(1,541)	(8,788)
Amounts utilized	0	0	0
Balance at end of year	$ 15,186	$ 15,186	$ 16,727